CASH AND CASH EQUIVALENTS - Summary of cash and cash equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2019		Dec. 31, 2018	Jun. 30, 2018		Dec. 31, 2017	[2]	Jun. 30, 2017
Cash and cash equivalents [abstract]
Cash at banks and on hand	$ 757		$ 756
Short-term deposits with original maturity of less than three months	574		1,052
Cash and cash equivalents	1,331		1,808
Less overdrafts	(57)		(17)	$ (17)				$ (201)
Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)	$ 1,274	[1]	$ 1,791	$ 1,142	[1],[2]	$ 1,314

[1]	***Overdrawn amount was US$57 (2018: US$201)
[2]	*Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation and amortization charges in 2018.